TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
TRADE AND OTHER RECEIVABLES	TRADE AND OTHER RECEIVABLES

Amounts in € ‘000	2020	2019
Trade receivables	19,149	21,427
Prepaid expenses	3,271	2,279
Value added tax	1,323	1,193
Other receivables	1,877	772
Taxes and social securities	3,616	66
Balance at December 31	29,236	25,737
The Company did not recognize any expected credit losses. The credit risk of the trade receivables, adjusted for forward looking factors specific to the debtors and the economic environment, does not increase since the initial recognition and therefore no loss allowance for expected credit losses is recognized. Pharming has a limited number of customers with long term relationships, without a history of shortfalls. Trade receivables are amounts due from customers for goods sold in the ordinary course of business. They are generally due for settlement within 30 days and therefore are all classified as current. The Company’s outstanding trade receivables are mainly related to the sales in the USA.

Due to the short-term nature of the current receivables, their carrying amount is considered to be the same as their fair value.